Intangible Assets - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 13
2025	4
2026	1
Thereafter	0
Total	$ 18